World Omni Auto Receivables Trust 2014-B		Exhibit 99.1
Monthly Servicer Certificate
December 31, 2015

Dates Covered
Collections Period	12/01/15 - 12/31/15
Interest Accrual Period	12/15/15 - 01/14/16
30/360 Days	30
Actual/360 Days	31
Distribution Date	01/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/15	643,477,388.47	33,368
Yield Supplement Overcollateralization Amount 11/30/15	27,496,252.20	0
Receivables Balance 11/30/15	670,973,640.67	33,368
Principal Payments	22,957,510.70	542
Defaulted Receivables	1,203,897.63	52
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/15	26,118,975.56	0
Pool Balance at 12/31/15	620,693,256.78	32,774

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	60.84%

Prepayment ABS Speed	1.46%

Overcollateralization Target Amount	27,931,196.56
Actual Overcollateralization	27,931,196.56

Weighted Average APR	3.73%
Weighted Average APR, Yield Adjusted	5.80%
Weighted Average Remaining Term	51.73

Delinquent Receivables:
Past Due 31-60 days	9,966,490.72	448
Past Due 61-90 days	3,278,071.42	152
Past Due 91-120 days	537,113.74	28
Past Due 121+ days	0.00	0
Total	13,781,675.88	628

Total 31+ Delinquent as % Ending Pool Balance	2.22%

Recoveries	694,514.36

Aggregate Net Losses/(Gains) - December 2015	509,383.27

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Loss Ratio	0.91%
Prior Period Net Loss Ratio	1.03%
Second Prior Period Net Loss Ratio	1.48%
Third Prior Period Net Loss Ratio	1.03%
Four Month Average	1.11%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.77%

Flow of Funds	$ Amount

Collections	25,732,552.83
Advances	14,492.25
Investment Earnings on Cash Accounts	3,325.94
Servicing Fee	(559,144.70)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	25,191,226.32

Distributions of Available Funds
(1) Class A Interest	551,888.88
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	21,758,845.77
(7) Distribution to Certificateholders	2,846,805.42
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	25,191,226.32

Servicing Fee	559,144.70
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 12/15/15	614,520,905.99
Principal Paid	21,758,845.77
Note Balance @ 01/15/16	592,762,060.22

Class A-1
Note Balance @ 12/15/15	0.00
Principal Paid	0.00
Note Balance @ 01/15/16	0.00
Note Factor @ 01/15/16	0.0000000%

Class A-2a
Note Balance @ 12/15/15	66,095,452.99
Principal Paid	10,879,422.88
Note Balance @ 01/15/16	55,216,030.11
Note Factor @ 01/15/16	34.5100188%

Class A-2b
Note Balance @ 12/15/15	66,095,453.00
Principal Paid	10,879,422.89
Note Balance @ 01/15/16	55,216,030.11
Note Factor @ 01/15/16	34.5100188%

Class A-3
Note Balance @ 12/15/15	354,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/16	354,000,000.00
Note Factor @ 01/15/16	100.0000000%

Class A-4
Note Balance @ 12/15/15	107,600,000.00
Principal Paid	0.00
Note Balance @ 01/15/16	107,600,000.00
Note Factor @ 01/15/16	100.0000000%

Class B
Note Balance @ 12/15/15	20,730,000.00
Principal Paid	0.00
Note Balance @ 01/15/16	20,730,000.00
Note Factor @ 01/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	585,575.13
Total Principal Paid	21,758,845.77
Total Paid	22,344,420.90

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.60000%
Interest Paid	33,047.73
Principal Paid	10,879,422.88
Total Paid to A-2a Holders	10,912,470.61

Class A-2b
One-Month Libor	0.33050%
Coupon	0.56050%
Interest Paid	31,901.15
Principal Paid	10,879,422.89
Total Paid to A-2b Holders	10,911,324.04

Class A-3
Coupon	1.14000%
Interest Paid	336,300.00
Principal Paid	0.00
Total Paid to A-3 Holders	336,300.00

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5924895
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.0157698
Total Distribution Amount	22.6082593

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.2065483
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	67.9963930
Total A-2a Distribution Amount	68.2029413

A-2b Interest Distribution Amount	0.1993822
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	67.9963931
Total A-2b Distribution Amount	68.1957753

A-3 Interest Distribution Amount	0.9500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.9500000

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 11/30/15	111,675.85
Balance as of 12/31/15	126,168.10
Change	14,492.25

Reserve Account
Balance as of 12/15/15	2,527,722.68
Investment Earnings	322.04
Investment Earnings Paid	(322.04)
Deposit/(Withdrawal)	-
Balance as of 01/15/16	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68